Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Income Tax Expense
The amounts of income tax expense in the statements of operations for 2021, 2020 and 2019 are summarized as follows:

	2021	2020	2019

Current income tax expense	$179	167	138
Deferred income tax expense (income)	(35)	(122)	19

	$144	45	157

Summary of Temporary Differences in Deferred Income Tax Assets and Liabilities
As

of December 31, 2021 and 2020, the main temporary differences that generated the consolidated deferred income tax assets and liabilities are presented below:

	2021	2020

Deferred tax assets:
Tax loss carryforwards and other tax credits	$662	777
Accounts payable and accrued expenses	808	558
Intangible assets, net	138	49

Total deferred tax assets, gross	1,608	1,384
Presentation offset regarding same legal entity	(1,046)	(644)

	562	740

Deferred tax liabilities:
Property, machinery and equipment and right-of-use asset, net	(1,502)	(1,273)
Investments and other assets	(29)	(29)

Total deferred tax liabilities, gross	(1,531)	(1,302)
Presentation offset regarding same legal entity	1,046	644

Total deferred tax liabilities, net in the statement of financial position	(485)	(658)

Net deferred tax assets (liabilities)	$77	82

Out of which:
Net deferred tax liabilities in Mexican entities 1	$(81)	(77)
Net deferred tax assets in foreign entities 2	158	159

Net deferred tax assets	$77	82

1
Net deferred tax liabilities in Mexico at the reporting date mainly refer to a temporary difference resulting when comparing the carrying amount of property, machinery and equipment, against their corresponding tax values (remaining tax-deductible
amount), partially offset by certain deferred tax assets from tax loss carryforwards that are expected to be recovered in the future against taxable income. When the book value is greater than the related tax value results in a deferred tax liability. In 2011, upon transition to IFRS, CEMEX elected to measure its fixed assets at fair value, which resulted in a significant increase in book value, mainly associated with the revaluation of mineral reserves. Such restated amounts are depleted to the income statement in a period close to 35 years, generating accounting expense that is not tax-deductible;
hence the temporary difference will gradually reverse over time but does not represent a payment obligation to the tax authority at the reporting date.

2
Net deferred tax assets in foreign entities in 2021 and 2020 are mainly related to tax loss carryforwards recognized in prior years, mainly in the United States, that are expected to be recovered in the future against taxable income.

Summary of the Balances of the Deferred tax Assets and Liabilities in Statement of Financial Position
As

of December 31,
2021
and 2020, balances of the deferred tax assets and liabilities included in the statement of financial position are located in the following entities
:

	2021			2020
	Assets	Liabilities	Net	Assets	Liabilities	Net

Mexican entities	$191	(272)	(81)	$152	(229)	(77)
Foreign entities	371	(213)	158	588	(429)	159

	$562	(485)	77	$740	(658)	82

Summary of Breakdown of Changes in Consolidated Deferred Income Taxes
The

breakdown of changes in consolidated deferred income taxes during 2021, 2020 and 2019 was as follows:

	2021	2020	2019

Deferred income tax expense (income) in the income statement	$(35)	(122)	19
Deferred income tax revenue in stockholders’ equity	(38)	(41)	(59)
Reclassifications 1	78	(12)	3

Change in deferred income tax during the period	$5	(175)	(37)

1	In 2021, 2020 and 2019, refers to the effects of the reclassification of balances to assets held for sale and related liabilities (note 5.2).

Summary of Current and Deferred Income Tax Relative to Items of Other Comprehensive Income Loss
Current and/or deferred income tax relative to items of other comprehensive income during 2021, 2020 and 2019 were as follows:

	2021	2020	2019

Revenue related to foreign exchange fluctuations from intercompany balances (note 22.2)	$(6)	(19)	(19)
Expense (revenue) associated to actuarial results (note 22.2)	26	(41)	(29)
Revenue related to derivative financial instruments (note 18.4)	(1)	14	(34)
Expense (revenue) from foreign currency translation and other effects	(63)	(14)	4

	$(44)	(60)	(78)

Schedule of Consolidated Tax Loss and Tax Credits Carry Forwards Expire
As of December 31, 2021, consolidated tax loss and tax credits carryforwards expire as follows:

	Amount of carryforwards	Amount of unrecognized carryforwards	Amount of recognized carryforwards

2022	$4,341	4,340	1
2023	274	258	16
2024	426	195	231
2025	185	148	37
2026 and thereafter	9,569	7,221	2,348

	$14,795	12,162	2,633

Schedule of Effective Tax Rate Table
For the years ended December 31, 2021, 2020 and 2019, the effective consolidated income tax rates were as follows:

	2021	2020	2019

Earnings before income tax	$932	(1,302)	238
Income tax expense	(144)	(45)	(157)

Effective consolidated income tax expense rate 1	15.5%	(3.5)%	66.0%

1	The average effective tax rate equals the net amount of income tax revenue or expense divided by income or loss before income taxes, as these line items are reported in the income statement.

Schedule of Reconciliation Between Actual Income Tax Expense and Amount Computed by Applying Statutory Tax Rate	Differences between the financial reporting and the corresponding tax basis of assets and liabilities and the different income tax rates and laws applicable to CEMEX, among other factors, give rise to permanent differences between the statutory tax rate applicable in Mexico, and the effective tax rate presented in the consolidated statements of operations, which in 2021, 2020 and 2019 were as follows:

	2021		2020		2019
	%	$	%	$	%	$

Mexican statutory tax rate	30.0	280	30.0	(391)	30.0	71
Difference between accounting and tax expenses, net 1	4.8	45	(18.4)	240	111.2	265
Non-taxable sale of equity securities and fixed assets	(3.8)	(35)	1.3	(17)	(13.4)	(32)
Difference between book and tax inflation	23.9	223	(7.1)	92	38.1	91
Differences in the income tax rates in the countries where CEMEX operates 2	4.7	44	(0.9)	12	(31.9)	(76)
Changes in deferred tax assets 3	(48.7)	(454)	(9.6)	125	(59.8)	(142)
Changes in provisions for uncertain tax positions	2.6	24	0.2	(3)	(5.2)	(12)
Others	2.0	17	1.0	(13)	(3.0)	(8)

Effective consolidated income tax expense rate	15.5	144	(3.5)	45	66.0	157

1
In 2020 includes $312, related to the effects of the impairment charges which are basically non-deductible
(note 8). In 2019, includes $117 of difference between book and tax foreign exchang
e
 fluctuations of the Parent Company.

2
Refers mainly to the effects of the differences between the statutory income tax rate in Mexico of 30% against the applicable income tax rates of each country where CEMEX operates and includes the effect related to the change in statutory tax rate in Colombia from 30% to 35%.

3	Refers to the effects in the effective income tax rate associated with changes during the period in the amount of deferred income tax assets related to CEMEX’s tax loss carryforwards.

Schedule of Variations Between the Line Item Changes in Deferred Tax Assets Against the Changes in Deferred Tax Assets in the Balance Sheet
The following table compares variations between the line item “Changes in deferred tax assets” as presented in the table above against the changes in deferred tax assets in the statement of financial position for the years ended December 31, 2021 and
2020:

	2021		2020
	Changes in the statement of financial position	Amounts in reconciliation	Changes in the statement of financial position	Amounts in reconciliation

Tax loss carryforwards generated and not recognized during the year	$—	9	—	178
Derecognition related to tax loss carryforwards recognized in prior years	(145)	—	(70)	12
Recognition related to unrecognized tax loss carryforwards	19	(460)	82	(84)
Foreign currency translation and other effects	11	(3)	8	19

Changes in deferred tax assets	$(115)	(454)	20	125

Schedule of Unrecognized Tax Benefits	A summary of the beginning and ending amount of unrecognized tax benefits for the years ended December 31, 2021, 2020 and 2019, excluding interest and penalties, is as follows:

	2021	2020	2019

Balance of tax positions at beginning of the period	$27	28	44
Adoption effects of IFRIC 23 credited to retained earnings (note 3.1)	—	—	(6)
Additions for tax positions of prior periods	4	—	—
Additions for tax positions of current period	27	3	4
Reductions for tax positions related to prior periods and other items	(2)	(1)	(13)
Settlements and reclassifications	(5)	(3)	—
Expiration of the statute of limitations	(2)	(2)	(2)
Foreign currency translation effects	(1)	2	1

Balance of tax positions at end of the period	$48	27	28